Note 16 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2014
Voyage And Vessel Operating Expenses [Abstract]
Voyage And Vessel Operating Expenses [Text Block]
16.	Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive (loss)/income are as follows:

Voyage Expenses	Year Ended December 31,
	2012	2013	2014
Port charges	24	18	15
Bunkers	177	125	-
Commissions	822	520	98
Total	1,023	663	113

Vessel Operating Expenses	Year Ended December 31,
	2012	2013	2014
Crew wages and related costs	361	-	744
Insurance	83	47	52
Repairs and maintenance	179	689	106
Spares and consumable stores	184	-	247
Taxes (Note 18)	7	9	(6)
Total	814	745	1,143

During 2013, the bareboat charterer of the M/V Evian failed to pay the operating expenses of the vessel, as per the bareboat charter party. Hence, the Company, in order to avoid the detention of M/V Evian, paid a portion of the operating expenses that the bareboat charterer incurred in 2013 relating mainly to repairs and maintenance expenses